11. Share-Based Awards Plan (Details 3) (Restricted Shares, CNY)	12 Months Ended
Dec. 31, 2013
Restricted Shares
Number
Non-vested on January 1, 2013	138,750
Add: Granted	10,000
Less: Vested	43,750
Forfeited	23,750
Non-vested on December 31, 2013	81,250
Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2013	3.58
Add: Granted	3.72
Less: Vested	3.48
Forfeited	4.14
Non-vested on December 31, 2013	3.49